Reserves (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Reserves [Abstract]
Foreign currency translation reserve	$ (21,014)	$ 1,851
Share-based payments reserve	14,200	992
Reserves	$ (6,814)	$ 2,843	$ 725